CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net loss	$ (18,506,208)	$ (5,443,924)
Add (deduct) items not affecting cash
Depreciation and amortization	271,073	256,954
Interest expense		20,771
Accretion expense	447,059	0
Share-based payments	1,140,856	169,267
Change in fair value of investments	(6,572)	0
Change in fair value of derivative liabilities	10,660,090	(31,337)
Loss on issuance of convertible debt	1,490,278	0
Unrealized foreign exchange (gain) loss	(534,430)	662,582
Unrealized loss on change in fair value of digital assets	(194,798)	0
Realized loss on sale of digital assets	(104,013)	0
(Gain) loss on settlement of debt	(74,863)	17,476
Changes in non-cash working capital balances
Finance receivables	393,480	1,619,150
Other receivables	181,480	141,896
Prepaid expenses and deposits	(384,188)	24,989
Inventory	40,373	0
Deferred income	(1,000,000)	0
Trade and other payables	(29,555)	(17,700)
Cash used in operating activities	(6,209,938)	(2,579,876)
Investing activities
Redemption of investments	1,181,499	738,000
Purchase of investments	0	(21,918)
Purchases of digital assets	(4,247,050)	0
Proceeds from sale of digital assets	354,013	0
Cash (used in) provided by investing activities	(2,711,538)	716,082
Proceeds from issuance of shares, net	0	2,139,808
Proceeds from shares to be issued	439	0
Proceeds from convertible debentures	2,963,402	0
Proceeds from exercise of warrants	43,257	0
Payment of lease obligation	(57,468)	(29,214)
Share options exercised	148,086	0
Repayment of loans from tax rebate refund	(784,986)	0
Proceeds from loans	2,110,450	302,801
Cash provided by financing activities	4,423,180	2,413,395
Net increase (decrease)	(4,498,296)	549,601
Cash and cash equivalents, beginning of the period	5,995,872	2,757,040
Cash and cash equivalents, end of the period	1,497,576	3,306,641
Non-cash transactions
Shares issued for debt	451,743	685,051
Exercise of options - shares issued for services	$ 0	$ 102,563